Stock-based Compensation (Tables)	12 Months Ended
Jan. 31, 2022
Share-based Payment Arrangement [Abstract]
Schedule of Stock-Based Compensation Expense
The following table summarizes stock-based compensation expense recognized related to awards granted to employees and nonemployees, as follows:

	Year Ended January 31,
(in thousands)	2022	2021	2020
Cost of revenue	$2,257	$843	$788
Research and development	16,629	4,109	2,754
Sales and marketing	7,877	1,687	1,234
General and administrative	16,422	7,899	1,252
Total expense	43,185	14,538	6,028
Capitalized to internal-use software development costs and property and equipment	(1,229)	(526)	(957)
Total stock-based compensation expense	$41,956	$14,012	$5,071

Summary of Stock Option Activity
A summary of stock option activity is as follows:

	Options Outstanding
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Term (Years)	Aggregate Intrinsic Value (in thousands)
Balances at February 1, 2019	24,025,493	$2.23	7.07
Exercised	(171,428)	1.54
Granted	10,533,973	3.92
Forfeited	(3,607,656)	3.07
Balances at January 31, 2020	30,780,382	2.72	7.13
Exercised	(1,670,778)	0.32
Granted	12,255,668	4.04
Forfeited	(2,118,576)	3.56
Balances at January 31, 2021	39,246,696	3.19	7.21
Exercised(1)	(6,199,287)	4.61
Granted	12,189,367	9.09
Forfeited	(3,329,225)	3.94
Balances at January 31, 2022	41,907,551	$4.63	6.71	$92,370
Vested and exercisable at January 31, 2022	25,718,277	$3.16	5.38	$77,069
__________________
(1)Includes 1,838,207 shares of Class A common stock issued upon the early exercise of unvested stock options that are subject to repurchase as described further below.
Summary of Stock Options Outstanding and Exercisable by Price
A summary of options outstanding and exercisable by price at January 31, 2022 are as follows:

	Options Outstanding		Options Exercisable
Exercise Price	Number of Options	Weighted Average Remaining Contractual Life (in Years)	Number of Options	Weighted Average Remaining Contractual Life (in Years)
$0.070	440,278	1.61	440,278	1.61
0.559	2,638,214	1.95	2,638,214	1.95
1.807	1,942,032	2.56	1,942,032	2.56
2.026	1,883,699	3.62	1,883,699	3.62
2.325	2,312,701	3.09	2,312,701	3.09
3.417	290,425	4.47	290,425	4.47
3.689	2,948,823	4.72	2,948,823	4.72
3.817	1,709,190	6.31	1,522,935	6.27
3.921	7,089,893	7.04	4,590,629	6.79
4.041	10,538,829	8.17	6,553,005	7.97
5.249	1,663,103	9.04	226,986	8.76
9.753	8,450,364	9.41	368,550	9.41
	41,907,551		25,718,277

Schedule of Stock Options, Valuation Assumptions
The fair value of the employee stock options granted during the fiscal years ended January 31, 2022, 2021 and 2020 was estimated using the following assumptions:

	Year Ended January 31,
	2022	2021	2020
Weighted-average expected term (years)	2.62 - 7.32	5.02 - 6.76	5.08 - 6.83
Expected volatility	42.45% - 48.39%	42.45% - 44.71%	38.13% - 39.85%
Risk-free interest rate	0.37% - 1.23%	0.31% - 0.52%	1.67% - 2.54%
Dividend yield	0.00%	0.00%	0.00%

Summary of Restricted Stock Unit ("RSU") Activity
A summary of RSU activity is as follows:

	Number of RSUs	Weighted Average Grant Date Fair Value
Balances at February 1, 2019	1,230,726	$3.91
Vested	—	—
Granted	899,956	3.99
Forfeited	(689,328)	3.94
Balances at January 31, 2020	1,441,354	$3.94
Vested	—	—
Granted	306,368	4.22
Forfeited	(84,723)	3.91
Balances at January 31, 2021	1,662,999	$3.98
Vested	(1,425,209)	4.75
Granted	5,519,278	9.66
Forfeited	(317,332)	5.89
Balances at January 31, 2022	5,439,736	$9.42